UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS BRIC FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 93.1%
Brazil — 27.2%
2,076,542	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	$15,371,390
692,300	Bovespa Holding SA (Diversified Financials)	11,398,582
1,167,334	Companhia Vale do Rio Doce ADR (Materials)	46,436,546
172,700	Companhia Vale do Rio Doce Preference A Shares (Materials)	5,757,021
270,960	Gerdau SA ADR (Materials)(a)	13,537,162
819,200	GP Investments Ltd. BDR (Diversified Financials)*	8,662,920
606,986	GVT Holding SA (Telecommunication Services)*	13,882,496
472,432	Iguatemi Empresa de Shopping Centers SA (Real Estate)	6,724,132
121,401	Lojas Renner SA (Retailing)	3,001,251
1,180,091	NET Servicos de Comunicacao SA Preference Shares (Media)*	16,868,808
781,900	Petroleo Brasileiro SA ADR Preference Shares (Energy)	47,258,036
885,216	Rossi Residencial SA (Consumer Durables & Apparel)	8,664,395
594,128	Santos-Brasil SA (Transportation)*	10,227,841
185,883	Unibanco-Uniao de Bancos Brasileiros SA GDR (Banks)	29,159,466

		236,950,046

China — 17.5%
5,682,000	Angang Steel Co. Ltd. Class H (Materials)	15,338,675
10,344,000	Belle International Holdings Ltd. (Retailing)	12,983,233
40,446,000	China Construction Bank Corp. Class H (Banks)	36,111,319
4,341,500	China Shenhua Energy Co. Ltd. Class H (Energy)	19,419,348
4,462,000	China Shipping Development Co. Ltd. Class H (Transportation)	15,177,115
20,176,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	10,105,307
4,455,600	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	10,794,272
27,572,000	Huadian Power International Co. Class H (Utilities)	9,059,741
13,416,000	Huaneng Power International, Inc. Class H (Utilities)	11,356,939
8,838,000	PetroChina Co. Ltd. Class H (Energy)	12,601,784

		152,947,733

Hong Kong — 10.7%
4,257,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	13,354,988
2,410,500	China Mobile Ltd. (Telecommunication Services)	35,463,487
17,293,000	CNOOC Ltd. (Energy)	30,618,513
15,942,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	14,072,850

		93,509,838

Shares	Description	Value
Common Stocks — (continued)
India — 14.1%
197,878	Bajaj Auto Ltd. (Automobiles & Components)*	$2,664,630
197,878	Bajaj Finserv Ltd. (Insurance)*	3,001,612
38,301	Bajaj Holdings and Investment Ltd. (Diversified Financials)	570,467
3,250,366	GMR Infrastructure Ltd. (Capital Goods)*	10,190,633
10,160,437	GVK Power & Infrastructure Ltd. (Utilities)*	11,419,158
928,762	Indiabulls Financial Services Ltd. (Diversified Financials)	8,025,592
652,149	Indiabulls Real Estate Ltd. (Real Estate)*	7,391,762
588,155	Infosys Technologies Ltd. (Software & Services)	27,317,853
18,702	Infosys Technologies Ltd. ADR (Software & Services)	918,456
267,692	Jindal Steel & Power Ltd. (Materials)	14,699,988
3,080,167	Shree Renuka Sugars Ltd. (Food, Beverage & Tobacco)	8,126,712
430,264	Tata Power Co. Ltd. (Utilities)	13,732,992
1,222,046	Wipro Ltd. (Software & Services)	14,693,815

		122,753,670

Kazakhstan — 1.0%
264,350	KazMunaiGas Exploration Production GDR (Energy)*	8,582,073

Kuwait — 0.7%
290,900	Global Investment House KSCC GDR (Diversified Financials)*(b)	5,599,138

Russia — 21.9%
764,137	Globaltrans Investment PLC GDR (Transportation)*(b)	11,752,427
8,877,331	Kuzbassrazrezugol (Energy)*	7,812,051
72,942	MMC Norilsk Nickel (Materials)	21,538,409
1,002,393	OAO Gazprom ADR (London International Exchange) (Energy)*(a)	60,645,603
96,722	OAO Open Investments GDR (Real Estate)*	3,796,338
117,096	OAO TMK (Registered) GDR (Energy)	4,743,372
72,790	Pharmstandard (Pharmaceuticals, Biotechnology & Life Sciences)*	5,248,159
1,337,294	Raspadskaya (Materials)	13,031,677
7,996,220	Sberbank RF (Banks)	28,943,222
657,122	Vimpel-Communications ADR (Telecommunication Services)	23,176,693

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Russia — (continued)
272,291	X 5 Retail Group NV GDR (Food & Staples Retailing)*	$10,110,030

		190,797,981

TOTAL COMMON STOCKS		$811,140,479

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Note — 0.9%
China — 0.9%
China Merchants Bank Co. Ltd. (Merrill Lynch International & Co.) (Banks)*
1,833,505		01/05/09	$7,881,517

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 4.4%
JPMorgan Chase Euro — Time Deposit
$38,586,627	1.942%	06/02/08	$38,586,627

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$857,608,623

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 1.6%
Boston Global Investment Trust — Enhanced Portfolio
14,015,175	2.588%	$14,015,175

TOTAL INVESTMENTS — 100.0%		$871,623,798

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		304,192

NET ASSETS — 100.0%		$871,927,990

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $17,351,565, which represents approximately 2.0% of net assets as of May 31, 2008.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

Investment Abbreviations:
ADR	— American Depositary Receipt
BDR	— Brazilian Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets
Automobiles & Components	3.1%
Banks	13.4
Capital Goods	1.2
Consumer Durables & Apparel	1.0
Diversified Financials	4.0
Energy	21.9
Food & Staples Retailing	1.2
Food, Beverage & Tobacco	2.4
Insurance	0.3
Materials	15.0
Media	1.9
Pharmaceuticals, Biotechnology & Life Sciences	0.6
Real Estate	3.3
Retailing	1.9
Short-term Investments #	6.0
Software & Services	4.9
Telecommunication Services	8.4
Transportation	4.3
Utilities	5.2

TOTAL INVESTMENTS	100.0%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At May 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

H-Shares Index	247	June 2008	$21,603,282	$688,295

TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$765,776,948

Gross unrealized gain	149,756,019
Gross unrealized loss	(43,909,169)

Net unrealized security gain	$105,846,850

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 87.9%
Brazil — 13.7%
29,200	Bovespa Holding SA (Diversified Financials)	$480,772
54,357	Companhia Vale do Rio Doce ADR Preference A Shares (Materials)	1,789,976
13,647	Gerdau SA ADR (Materials)	681,804
26,800	Petroleo Brasileiro SA ADR Preference Shares (Energy)	1,619,792
55,340	Rossi Residencial SA (Consumer Durables & Apparel)	541,662
5,353	Unibanco-Uniao de Bancos Brasileiros SA GDR (Banks)	839,725

		5,953,731

China — 8.4%
172,000	Angang Steel Co. Ltd. Class H (Materials)	464,317
1,014,000	China Construction Bank Corp. Class H (Banks)	905,328
136,000	China Shipping Development Co. Ltd. Class H (Transportation)	462,592
906,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	453,777
227,600	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	551,391
986,000	Huaneng Power International, Inc. Class H (Utilities)	834,671

		3,672,076

Egypt — 1.4%
8,573	Orascom Telecom Holding SAE GDR (Telecommunication Services)	632,687

Hong Kong — 4.0%
69,000	China Mobile Ltd. (Telecommunication Services)	1,015,134
412,000	CNOOC Ltd. (Energy)	729,476

		1,744,610

India — 4.0%
21,577	Indiabulls Financial Services Ltd. (Diversified Financials)	186,451
13,600	Infosys Technologies Ltd. (Software & Services)	631,675
9,399	Jindal Steel & Power Ltd. (Materials)	516,135
7,159	Reliance Industries Ltd. (Energy)	404,981

		1,739,242

Kazakhstan — 1.6%
21,050	KazMunaiGas Exploration Production GDR (Energy)*	683,384

Mexico — 8.0%
17,600	America Movil SAB de CV ADR Series L (Telecommunication Services)	1,051,952
214,821	Corp. GEO SAB de CV Series B (Consumer Durables & Apparel)*	840,158
9,100	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	428,155
29,000	Grupo Televisa SA ADR (Media)	759,800
89,255	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	389,204

		3,469,269

Shares	Description	Value
Common Stocks — (continued)
Peru — 1.2%
7,881	Companhia de Minas Buenaventura SA ADR (Materials)	$518,570

Russia — 13.2%
1,528	MMC Norilsk Nickel (Materials)	451,190
42,878	OAO Gazprom ADR (Energy)*	2,594,119
5,091	OAO TMK (Registered) GDR (Energy)	206,228
325,593	Sberbank RF (Banks)	1,178,521
19,401	Vimpel-Communications ADR (Telecommunication Services)	684,273
16,842	X 5 Retail Group NV GDR (Food & Staples Retailing)*	625,336

		5,739,667

South Africa — 7.1%
3,300	Anglo Platinum Ltd. (Materials)	574,972
15,700	Sasol Ltd. (Energy)	982,964
52,072	Telkom SA Ltd. (Telecommunication Services)	937,044
28,165	Tiger Brands Ltd. (Food, Beverage & Tobacco)	580,421

		3,075,401

South Korea — 12.1%
23,070	Daewoo Engineering & Construction Co. Ltd. (Capital Goods)	403,472
16,540	Hyundai Motor Co. Preference Shares (Automobiles & Components)	581,297
43,970	Korea Exchange Bank (Banks)	655,538
1,630	POSCO (Materials)	890,892
750	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	539,863
1,630	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	832,655
100	Samsung Electronics Co. Ltd. GDR Preference Shares (Semiconductors & Semiconductor Equipment)(b)	25,350
2,100	Samsung Electronics Co. Ltd. GDR (Registered) (Semiconductors & Semiconductor Equipment)	536,340
6,256	SK Energy Co. Ltd. (Energy)	778,389

		5,243,796

Taiwan — 9.7%
347,893	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	365,896
54,800	Advanced Semiconductor Engineering, Inc. ADR (Semiconductors & Semiconductor Equipment)(a)	287,700
486,000	Chinatrust Financial Holding Co. Ltd. (Banks)*	496,061
198,400	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	1,122,981
2,600	Hon Hai Precision Industry Co. Ltd. GDR (Registered) (Technology Hardware & Equipment)	30,420

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
2,370,000	ProMOS Technologies, Inc. (Semiconductors & Semiconductor Equipment)	$571,428
620,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,355,863

		4,230,349

Turkey — 3.5%
163,074	Turk Telekomunikasyon AS (Telecommunication Services)*	615,475
85,237	Turkcell Iletisim Hizmet AS (Telecommunication Services)	665,095
48,457	Turkiye Garanti Bankasi AS (Banks)*	222,212

		1,502,782

TOTAL COMMON STOCKS		$38,205,564

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Notes — 3.5%
India — 1.3%
Infosys Technologies Ltd. (Citigroup Global Markets) (Software & Services)*(b)
11,937		01/19/09	$554,434

South Korea — 2.1%
Daewoo Engineering & Contruction Co. Ltd. (Deutsche Bank AG) (Capital Goods)*
25,246		07/13/17	441,528
Hyundai Motor Co. (Citigroup Global Markets) (Automobiles & Components)*
7,404		01/17/12	260,213
Reliance Industry (UBS AG London) (Energy)*
3,910		07/19/10	221,187

			922,928

Taiwan — 0.1%
ProMOS Technologies, Inc. (Citigroup Global Markets) (Semiconductors & Semiconductor Equipment)
91,000		01/20/10	21,941

TOTAL EQUITY-LINKED NOTES			$1,499,303

Shares	Description	Value
Exchange Traded Fund — 1.0%
2,734	iShares MSCI Emerging Markets Index Fund	$413,299

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 3.7%
JPMorgan Chase Euro — Time Deposit
$1,609,060	1.942%	06/02/08	$1,609,060

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$41,727,226

	Interest
Shares	Rate	Value
Securities Lending Collateral — 0.6%
Boston Global Investment Trust — Enhanced Portfolio(c)
258,500	2.588%	$258,500

TOTAL INVESTMENTS — 96.7%		$41,985,726

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.2%		1,438,515

NET ASSETS — 100.0%		$43,424,241

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $579,784, which represents approximately 1.3% of net assets as of May 31, 2008.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

As a % of
Investments Industry Classifications†	Net Assets

Automobiles & Components	2.9%
Banks	9.8
Capital Goods	1.9
Consumer Durables & Apparel	3.2
Diversified Financials	1.5
Energy	19.0
Exchange Traded Fund	1.0
Food & Staples Retailing	2.3
Food, Beverage & Tobacco	2.3
Materials	13.6
Media	1.8
Real Estate	1.3
Semiconductors & Semiconductor Equipment	10.5
Short-term Investments #	4.3
Software & Services	2.8
Technology Hardware & Equipment	2.7
Telecommunication Services	12.9
Transportation	1.0
Utilities	1.9

TOTAL INVESTMENTS	96.7%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include a short-term obligation and securities lending collateral.

ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$39,287,155

Gross unrealized gain	4,078,432
Gross unrealized loss	(1,360,257)

Net unrealized security gain	$2,718,175

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 94.4%
Brazil — 14.8%
4,216,338	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	$31,211,011
2,260,900	Companhia Vale do Rio Doce Preference A Shares (Materials)	75,367,967
551,432	Gerdau SA ADR (Materials)(a)	27,549,542
2,196,348	NET Servicos de Comunicacao SA Preference Shares (Media)*	31,395,691
1,457,520	Petroleo Brasileiro SA Preference Shares ADR (Energy)	88,092,509
1,766,811	Rossi Residencial SA (Consumer Durables & Apparel)	17,293,348
175,402	Unibanco-Uniao de Bancos Brasileiros SA GDR (Banks)	27,515,312

		298,425,380

China — 6.8%
45,004,000	China Construction Bank Corp. Class H (Banks)	40,180,829
5,252,000	China Shipping Development Co. Ltd. Class H (Transportation)	17,864,233
42,944,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	21,508,837
7,122,000	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	17,253,974
52,966,000	Huadian Power International Co. Class H (Utilities)	17,403,823
26,084,000	Huaneng Power International, Inc. Class H (Utilities)	22,080,680

		136,292,376

Egypt — 2.2%
369,332	Orascom Telecom Holding SAE GDR (Telecommunication Services)	27,256,702
4,861,181	Telecom Egypt (Telecommunication Services)	16,195,988

		43,452,690

Hong Kong — 5.6%
7,899,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	24,780,608
3,392,000	China Mobile Ltd. (Telecommunication Services)	49,903,401
21,228,000	CNOOC Ltd. (Energy)	37,585,717

		112,269,726

India — 7.4%
425,439	Bajaj Auto Ltd. (Automobiles & Components)*	5,728,971
425,439	Bajaj Finserv Ltd. (Insurance)*	6,453,485
84,936	Bajaj Holdings and Investment Ltd. (Diversified Financials)	1,265,063
5,383,131	GMR Infrastructure Ltd. (Capital Goods)*	16,877,335
999,438	Indiabulls Financial Services Ltd. (Diversified Financials)	8,636,316
913,300	Infosys Technologies Ltd. (Software & Services)	42,419,762
421,122	Jindal Steel & Power Ltd. (Materials)	23,125,413
693,945	Tata Power Co. Ltd. (Utilities)	22,149,056

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
1,942,890	Wipro Ltd. (Software & Services)	$23,361,205

		150,016,606

Israel — 1.1%
2,611,514	Mizrahi Tefahot Bank Ltd. (Banks)	22,453,104

Kazakhstan — 1.2%
749,173	KazMunaiGas Exploration Production GDR (Energy)*	24,321,761

Kuwait — 0.7%
782,600	Global Investment House KSCC GDR (Diversified Financials)*(b)	15,063,201

Malaysia — 1.0%
20,774,000	Resorts World Berhad (Consumer Services)	20,899,221

Mexico — 5.0%
8,403,333	Axtel SAB de CV (Telecommunication Services)*(a)	16,847,869
11,259,111	Corp. GEO SAB de CV Series B (Consumer Durables & Apparel)*	44,034,005
8,014,100	Corp. Moctezuma SAB de CV (Materials)	21,744,314
4,140,256	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	18,053,967

		100,680,155

Peru — 1.3%
386,273	Companhia de Minas Buenaventura SA ADR (Materials)	25,416,763

Russia — 13.6%
90,111	MMC Norilsk Nickel (Materials)	26,608,093
2,105,675	OAO Gazprom ADR (Energy)*	127,393,337
631,557	OAO Open Investments GDR (Real Estate)*	24,788,612
238,772	OAO TMK (Registered) GDR (Energy)	9,672,272
10,606,215	Sberbank RF (Banks)	38,390,394
671,164	Vimpel-Communications ADR (Telecommunication Services)	23,671,954
607,555	X 5 Retail Group NV GDR (Food & Staples Retailing)*	22,558,216

		273,082,878

South Africa — 7.8%
164,800	Anglo Platinum Ltd. (Materials)	28,713,722
2,225,343	Massmart Holdings Ltd. (Food & Staples Retailing)	20,473,560
774,507	Sasol Ltd. (Energy)	48,491,239
1,927,807	Telkom SA Ltd. (Telecommunication Services)	34,691,201
1,221,770	Tiger Brands Ltd. (Food, Beverage & Tobacco)	25,178,099

		157,547,821

South Korea — 12.5%
1,101,047	Daewoo Engineering & Construction Co. Ltd. (Capital Goods)	19,256,261
435,670	Dongkuk Steel Mill Co. Ltd. (Materials)	19,834,077
602,040	Hyundai Motor Co. Preference Shares (Automobiles & Components)	21,158,645

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
1,464,170	Korea Exchange Bank (Banks)	$21,828,954
545,740	Korean Reinsurance Co. (Insurance)	5,777,597
2,145,070	ON*Media Corp. (Media)*	7,645,145
42,050	POSCO (Materials)	22,982,818
49,900	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	35,918,904
107,148	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	54,734,536
188,543	SK Energy Co. Ltd. (Energy)	23,459,036
631,510	Woongjin Coway Co. Ltd. (Consumer Durables & Apparel)	18,583,506

		251,179,479

Taiwan — 8.5%
25,476,278	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	26,794,629
23,491,000	Chinatrust Financial Holding Co. Ltd. (Banks)*	23,977,294
14,703,125	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	25,541,304
7,505,603	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	42,483,110
23,867,475	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	52,195,228

		170,991,565

Thailand — 1.9%
7,577,700	Siam Commercial Bank PCL (Banks)	22,270,206
8,583,900	Thai Oil PCL (Energy)	16,642,121

		38,912,327

Turkey — 3.0%
7,864,400	Turk Telekomunikasyon AS (Telecommunication Services)*	29,681,851
2,530,649	Turkcell Iletisim Hizmet AS (Telecommunication Services)	19,746,377
2,282,783	Turkiye Garanti Bankasi AS (Banks)*	10,468,302

		59,896,530

TOTAL COMMON STOCKS		$1,900,901,583

Notional		Maturity
Shares	Description	Date	Value
Equity-Linked Note — 0.8%
Taiwan — 0.8%
ProMOS Technologies, Inc. (Citigroup Global Markets) (Semiconductors & Semiconductor Equipment)
70,741,479		01/20/10	$17,056,400

Shares	Description	Value
Exchange Traded Fund — 1.4%
184,796	iShares MSCI Emerging Markets Index Fund	$27,935,611

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.6%
JPMorgan Chase Euro — Time Deposit
$52,201,028	1.942%	06/02/08	$52,201,028

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,998,094,622

	Interest
Shares	Rate	Value
Securities Lending Collateral — 1.6%
Boston Global Investment Trust — Enhanced Portfolio(c)
32,144,025	2.588%	$32,144,025

TOTAL INVESTMENTS — 100.8%		$2,030,238,647

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(15,767,299)

NET ASSETS — 100.0%		$2,014,471,348

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,063,201, which represents approximately 0.7% of net assets as of May 31, 2008.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

As a % of
Investments Industry Classifications†	Net Assets

Automobiles & Components	2.4%
Banks	11.8
Capital Goods	1.8
Consumer Durables & Apparel	3.9
Consumer Services	1.0
Diversified Financials	1.2
Energy	18.8
Exchange Traded Fund	1.4
Food & Staples Retailing	3.0
Food, Beverage & Tobacco	2.5
Insurance	0.6
Materials	13.4
Media	2.0
Real Estate	2.0
Semiconductors & Semiconductor Equipment	9.2
Short-term Investments #	4.2
Software & Services	3.3
Technology Hardware & Equipment	2.1
Telecommunication Services	12.2
Transportation	0.9
Utilities	3.1

TOTAL INVESTMENTS	100.8%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include a short-term obligation and securities lending collateral.

ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,733,954,385

Gross unrealized gain	405,414,338
Gross unrealized loss	(109,130,076)

Net unrealized security gain	$296,284,262

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING EQUITY FUNDS
Schedule of Investments
May 31, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures these securities might also be fair valued by the adviser by taking into consideration market or security specific information.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by Goldman Sachs Asset Management International (“GSAMI”) are valued at fair value using methods approved by the Trust’s Board of Trustees.
     In addition, GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on significant litigation and regulatory news such as government approvals.

GOLDMAN SACHS EMERGING EQUITY FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Equity Linked Notes — The Funds may invest in structured notes whose values are based on the price movements of a reference security or index. The value of these structured notes will rise and fall in response to changes in the reference security or index. On termination date of each structured note, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. These structured notes are subject to credit and interest rate risks.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum ‘‘initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (‘‘SEC’’) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers (‘‘BGA’’), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 (the “Act”) and is managed by Goldman Sachs Asset Management, L.P. (‘‘GSAM’’), for which GSAM receives an investment advisory fee of up to 0.07% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — The Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.
Other Risks — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. The economies, industries, securities and currency markets of Brazil, Russia, India and China (the “BRIC countries”) as well as other emerging markets may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.
     The BRIC and Concentrated Emerging Markets Equity Funds invest in concentrated portfolios of equity investments in emerging markets such as the BRIC countries, South Africa, and Taiwan. These portfolios may also contain issuers that participate in emerging markets either by maintaining a significant amount of their assets in those markets or by deriving a significant amount of their total revenue or profit from goods produced, sales made, or services provided in emerging markets. These Funds also intend to invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2008

* Print the name and title of each signing officer under his or her signature.